Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting
Segment Reporting

29. SEGMENT REPORTING

	MEXICO		CORPORATE		TOTAL
	2020	2019	2020	2019	2020	2019
	$	$	$	$	$	$
Property, plant and equipment	24,877	23,391	953	1,427	25,830	24,818
Capital expenditures	(7,620)	(5,719)	(48)	(1,068)	(7,668)	(6,787)
Mineral rights	804	1,003	19,707	1,673	20,511	2,676
Total assets	63,062	47,981	10,217	7,601	73,279	55,582
Total liabilities	12,441	11,541	10,396	1,849	22,837	13,390

	2020	2019
	$	$
MEXICO
Revenues	26,202	26,469
Cost of sales	(24,630)	(27,924)
Exploration	(1,619)	(3,789)
Other (expense) income	(1,058)	826
Finance (expense) income	(136)	(40)
Income tax expense	(5,497)	(928)
Net loss	(6,738)	(5,386)

CORPORATE
Corporate administrative expenses	(6,896)	(4,823)
Exploration	(2,413)	(64)
Other (expense) income	685	(44)
Finance (expense) income	(2,372)	335
Income tax recovery (expense)	1,714	(93)
Net loss	(9,282)	(4,689)

Net Loss	(16,020)	(10,075)